Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Consolidated result before corporate income taxes	€ (61,563)	€ (46,490)	€ (56,614)
Results related to associates	(217)	(322)	429
Accounting profit	(61,346)	(46,168)	(57,043)
Income tax based on domestic rate	15,337	11,542	14,261
Different tax rates in foreign jurisdictions	18	16	17
Non-deductible expenses	(2,176)	(2,742)	(1,501)
Share- and loan-issue expenditures that are taxable	1,423	174	843
Change in unrecognized deductible temporary differences	(89)	(44)	(7)
Current year losses for which no deferred tax asset was recognized	(14,606)	(9,029)	(13,703)
True-up for prior year	(24)	(41)	(42)
Income tax charge	€ (117)	(124)	(132)
Domestic rate	25.00%
Tax loss carry-forwards	€ 312,600	€ 254,200	€ 218,100
Taxable profit	€ 1,000
Offset percentage	50.00%